Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding and exercisable beginning balance	2,232,400	3,194,000	1,130,869
Granted	1,590,000	875,000	3,070,000
Exercised	(635,800)	(1,104,500)	(471,869)
Expired	(1,079,600)	(732,100)	(535,000)
Outstanding and exercisable ending balance	2,107,000	2,232,400	3,194,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 7.52	$ 6.08	$ 7.29
Granted	13.02	11.10	5.87
Exercised	6.22	6.25	6.97
Expired	13.25	7.42	6.62
Outstanding and exercisable ending balance	9.13	7.52	6.08
Weighted average fair value per option
Outstanding and exercisable beginning balance	1.40	1.28	1.68
Granted	2.01	0.95	1.18
Exercised	1.11	0.91	1.31
Expired	1.64	1.11	1.49
Outstanding and exercisable ending balance	$ 1.82	$ 1.40	$ 1.28